DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
Schedule of Maturities of Debentures

A.Composition by Repayment Schedule:

	As of December 31, 2019
	Interest rate	2020	2021	2022	2023	Total
Debentures Series G (see B below)	2.79%	$38,690	$38,690	$38,690	$19,347	$135,417
Accretion of carrying amount to principal amount						(3,134)
Carrying amount						$132,283

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023	Total
Debentures Series G (see B below)	2.79%	$--	$35,676	$35,676	$35,676	$17,839	$124,867
Accretion of carrying amount to principal amount							(4,697)
Carrying amount							$120,170